TRADE AND LOAN RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Movements in provision for impairment of trade receivables (Details) - Receivables - Accumulated impairment - TRY (₺)
₺ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements in provision for impairment of receivables
Beginning of the period	₺ 296,469	₺ 117,376
Additions during the year	552,651	338,403
Collections	(7,389)	(14,436)
Unused amount reversed		(79,715)
Monetary gain	(119,856)	(65,159)
End of the period	₺ 721,875	₺ 296,469